Debt - Future Scheduled Maturities of Outstanding Notes Payable (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2023	$ 1,743,815
2024	669,034
2025	123,428
2026	3,594,396
Total	$ 21,627,540	$ 22,109,820
Long-term Debt, Excluding Convertible Debt
Debt Instrument [Line Items]
2023		10,627,950
2024		5,104,159
2025		155,254
2026		734,607
2027		5,422,850
Thereafter		65,000
Total		$ 22,109,820	$ 24,230,169